Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
Share-based payments	Note 10: Share-based payments
During the year ended 31 December 2024 Lloyds Banking Group plc operated a number of share-based payment schemes for which employees of the Lloyds Bank Group were eligible and all of which are mainly equity settled. Details of all schemes operated by Lloyds Banking Group are set out below; these are managed and operated on a Lloyds Banking Group-wide basis. The amount charged to the Group’s income statement in respect of Lloyds Banking Group share-based payment schemes, and which is included within staff costs (note 9), was £259 million (2023:
£302 million; 2022: £351 million).
During the year ended 31 December 2024 the Lloyds Banking Group operated the following share-based payment schemes, all of which are mainly equity settled.
Note 10: Share-based payments continued
Lloyds Banking Group Performance Share plan
The Lloyds Banking Group operates a Group Performance Share plan that is part equity settled. Bonuses in respect of employee service in 2024 have been recognised in the charge in line with the proportion of the deferral period completed.
Save-As-You-Earn schemes
Eligible employees may enter into contracts through the Save-As-You-Earn (SAYE) schemes to save up to £500 per month and, at the expiry of a fixed term of three years, have the option to use these savings within six months of the expiry of the fixed term to acquire shares in the
Group at a discounted price of no less than 90 per cent of the market price at the start of the invitation period.
Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2024		2023
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,311,205,148	31.70	1,256,918,075	31.30
Granted	200,820,157	52.35	287,984,574	38.55
Exercised	(663,187,372)	24.60	(164,709,399)	38.55
Forfeited	(17,375,716)	39.01	(12,862,726)	31.78
Cancelled	(27,852,684)	40.70	(45,807,000)	37.65
Expired	(5,984,747)	35.40	(10,318,376)	38.25
Outstanding at 31 December	797,624,786	42.30	1,311,205,148	31.70
Exercisable at 31 December	955,281	24.25	410,368	39.87
The weighted average share price at the time that the options were exercised during 2024 was £0.47 (2023: £0.48). The weighted average remaining contractual life of options outstanding at the end of the year was 1.85 years (2023: 1.58 years).
The weighted average fair value of SAYE options granted during 2024 was £0.09 (2023: £0.09). The fair values of the SAYE options have been determined using a standard Black-Scholes model.
Other share option plans
Executive Share Plans – buyout and retention awards
Share options may be granted to senior employees under the Lloyds Banking Group Executive Share Plan 2003, Lloyds Banking Group
Executive Group Ownership Share Plan and Deferred Bonus Scheme 2021 specifically to facilitate recruitment (to compensate new recruits for any lost share awards), and also to make grants to key individuals for retention purposes. In some instances, grants may be made subject to individual performance conditions.
Participants are not entitled to any dividends paid during the vesting period.

	2024		2023
	Number of Options	Weighted average exercise price (pence)	Number of Options	Weighted average exercise price (pence)
Outstanding at 1 January	26,131,255	Nil	20,466,471	Nil
Granted	768,170	Nil	15,198,717	Nil
Exercised	(10,815,436)	Nil	(8,739,497)	Nil
Vested	–	Nil	(765,247)	Nil
Forfeited	(488,091)	Nil	(8,216)	Nil
Lapsed	(16,901)	Nil	(20,973)	Nil
Outstanding at 31 December	15,578,997	Nil	26,131,255	Nil
Exercisable at 31 December	988,243	Nil	1,148,770	Nil
The weighted average fair value of options granted in the year was £0.46 (2023: £0.41). The fair values of options granted have been determined using a standard Black-Scholes model. The weighted average share price at the time that the options were exercised during 2024 was £0.53 (2023: £0.46). The weighted average remaining contractual life of options outstanding at the end of the year was 6.2 years (2023:
6.3 years).
Included in the above are awards to the Group Chief Executive.
Note 10: Share-based payments continued
Charlie Nunn joined the Group on 16 August 2021 as Group Chief Executive. He was granted deferred share awards over 8,301,708 shares to replace unvested awards from his former employer, HSBC, that were forfeited as a result of him joining the Lloyds Banking Group.

	2024 Number of options	2023 Number of options
Outstanding at 1 January	5,337,899	6,585,447
Exercised	(1,368,990)	(1,247,548)
Outstanding at 31 December	3,968,909	5,337,899
Other share plans
Lloyds Banking Group Executive Group Ownership Share Plan
The plan, introduced in 2006, is aimed at delivering shareholder value by linking the receipt of shares to an improvement in the performance of the Lloyds Banking Group over a three-year period. Awards are made within limits set by the rules of the plan, with the limits determining the maximum number of shares that can be awarded equating to three times annual salary. In exceptional circumstances this may increase to four times annual salary.
The Executive Group Ownership awards were replaced by Long Term Share Plan awards in 2021.

	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	39,804,293	202,394,509
Vested	(18,490,246)	(66,555,435)
Forfeited	(33,055)	(96,034,781)
Dividend award	842,202	–
Outstanding at 31 December	22,123,194	39,804,293
Lloyds Banking Group Long Term Share Plan
The plan, approved at the 2020 AGM and introduced in 2021, replaced the Lloyds Banking Executive Group Ownership Share Plan and is
intended to provide alignment to the Group’s aim of delivering sustainable returns to shareholders, supported by its values and behaviours.
The awards in respect of the 2022 grant are due to vest in 2025 at a rate of 100 per cent.

	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	262,409,389	171,947,743
Granted	–	108,551,439
Vested	(53,608,504)	–
Forfeited	(12,921,590)	(18,089,793)
Outstanding at 31 December	195,879,295	262,409,389
The weighted average fair value of awards granted in the year was £nil (2023: £0.42).
Lloyds Banking Group Long Term Incentive Plan
The plan, approved at the 2023 AGM and introduced in 2024, replaced the Long Term Share Plan and is intended to deliver stronger alignment between variable reward outcomes and the creation of shareholder value through the delivery of our strategy and the deepening of our relationships with our customers.
The awards in respect of the 2024 grant are due to vest in 2027. Details in relation to the plan are provided in the directors’ remuneration report.

	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	–	–
Granted	75,063,395	–
Outstanding at 31 December	75,063,395	–
The weighted average fair value of awards granted in the year was £0.30 (2023: £nil).
Executive Share Plans – buyout and retention awards
Share awards in the form of conditional shares may be granted to senior employees under the Lloyds Banking Group Executive Group
Ownership Share Plan and Deferred Bonus Scheme 2021 specifically to facilitate recruitment (to compensate new recruits for any lost share awards), and also to make grants to key individuals for retention purposes. In some instances, grants may be made subject to individual performance conditions.
Participants are not entitled to any dividends paid during the vesting period.

	2024	2023
	Number of Shares	Number of Shares
Outstanding at 1 January	–	–
Granted	3,593,397	–
Vested	(728,370)	–
Outstanding at 31 December	2,865,027	–
The weighted average fair value of awards granted in the year was £0.51 (2023: £nil).
Assumptions at 31 December 2024
The fair value calculations at 31 December 2024 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Option Plans	Executive Share Plans	Long Term Share Plan
Weighted average risk-free interest rate	3.58%	4.43%	4.35%	4.07%
Weighted average expected life	3.3 years	1.6 years	1.3 years	4.4 years
Weighted average expected volatility	25%	24%	23%	29%
Weighted average expected dividend yield	6.0%	7.0%	7.0%	7.0%
Weighted average share price	£0.58	£0.52	£0.56	£0.48
Weighted average exercise price	£0.52	Nil	Nil	Nil
Expected volatility is a measure of the amount by which the Lloyds Banking Group’s shares are expected to fluctuate during the life of an option. The expected volatility is estimated based on the historical volatility of the closing daily share price over the most recent period that is commensurate with the expected life of the option. The historical volatility is compared to the implied volatility generated from market traded options in the Lloyds Banking Group’s shares to assess the reasonableness of the historical volatility and adjustments made where appropriate.
Share Incentive Plans
Matching shares
The Lloyds Banking Group undertakes to match shares purchased by employees up to the value of £45 per month; these matching shares are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition: if an employee leaves within this three-year period for other than a
‘good’ reason, all of the matching shares are forfeited. Similarly, if the employees sell their purchased shares within three years, their matching shares are forfeited.
The number of shares awarded relating to matching shares in 2024 was 38,464,042 (2023: 43,945,238), with an average fair value of £0.53
(2023: £0.46), based on market prices at the date of award.
Fixed share awards
Fixed share awards were introduced in 2014 in order to ensure that total fixed remuneration is commensurate with role and to provide a competitive reward package for certain Lloyds Banking Group employees, with an appropriate balance of fixed and variable remuneration, in line with regulatory requirements. The fixed share awards are delivered in Lloyds Banking Group plc shares, and are released over three years with one third being released each year following the year of award. The number of shares purchased in relation to fixed share awards in 2024 was 1,541,751 (2023: 1,790,243) with an average fair value of £0.55 (2023: £0.46) based on market prices at the date of the award.
The fixed share award is not subject to any performance conditions, performance adjustment or clawback. On an employee leaving the Lloyds
Banking Group, there is no change to the timeline for which shares will become unrestricted.
Since the beginning of 2023 the number of recipients of these awards has been reduced to the executive directors only.
Free shares
An award of shares may be made annually to employees up to a maximum of £3,600. The shares awarded are held in trust for a mandatory period of three years on the employee’s behalf, during which period the employee is entitled to any dividends paid on such shares. The award is subject to a non-market based condition. If an employee leaves the Group within this three-year period for other than a ‘good’ reason, all of the shares awarded will be forfeited.
There have not been any awards made since 2021.